UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 98.25%
Corporate-Backed Revenue Bonds – 4.45%
Cloquet, Pollution Control Revenue (Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,556,418
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,759,800
Puerto Rico Port Authority Revenue (American Airlines) Series A 6.25% 6/1/26 (AMT)	1,390,000	1,126,609
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,688,295
		6,131,122
Education Revenue Bonds – 8.98%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	466,740
Duluth Housing & Redevelopment Authority Lease Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	851,710
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	704,683
Series 6-J1 5.00% 5/1/36	1,000,000	892,790
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,352,895
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	932,540
(St. John's University) Series 6-U 4.75% 10/1/33	825,000	803,344
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	934,060
5.00% 10/1/22	1,000,000	1,066,190
(State Scholastic College) Series H 5.125% 12/1/40	750,000	702,960
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,580,955
Series 7-A 5.00% 10/1/39 General Obligation	1,000,000	1,014,570
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,058,200
		12,361,637
Electric Revenue Bonds – 7.55%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,038,140
Minnesota Municipal Power Agency Electric Revenue Series A 5.00% 10/1/34	2,750,000	2,762,788
Northern Municipal Power Agency Electric System Revenue Refunding Series A
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,368,480
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,144,010
Puerto Rico Electric Power Authority Revenue Series XX 5.25% 7/1/40	1,665,000	1,574,890
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,156,120
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,343,517
		10,387,945
Healthcare Revenue Bonds – 35.86%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	642,397
Anoka County Minnesota Housing & Redevelopment Authority Revenue Series A 6.875% 5/1/40	1,000,000	982,070
Apple Valley Economic Development Authority Health Care Revenue
(Augustanna Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	914,990
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,208,858
Refunding 5.00% 9/1/20	1,150,000	1,194,356
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,020,440
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	480,765
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,122,143
5.00% 4/1/31	1,965,000	1,796,148
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	844,890
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35	1,755,000	1,600,911
Maple Grove Health Care System Revenue (Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,168,385
5.25% 5/1/37	1,000,000	938,110
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,072,862
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	270,910
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	2,849,009
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project) 6.00% 12/1/17	525,000	564,107
Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	863,020
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	460,504
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	949,470
Oak Park Heights Housing Revenue (Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,448,940
Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	368,608
6.00% 4/1/41	1,250,000	1,098,425
Rochester Health Care & Housing Revenue (Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,004,140
7.375% 12/1/41	375,000	379,358

Sartell Health Care Facilities Revenue (Country Manor Campus) Series A 6.25% 9/1/36	925,000	922,558
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	952,220
St. Cloud Health Care Revenue (Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,536,840
Series A 5.125% 5/1/30	2,125,000	2,140,788
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
5.75% 7/1/39	1,500,000	1,463,205
Series C 5.50% 7/1/23	1,000,000	1,045,540
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	913,180
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	727,558
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,124,332
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	944,610
6.00% 11/15/30	1,000,000	899,450
Series A 5.70% 11/1/15	600,000	599,964
Series B 5.85% 11/1/17	250,000	248,668
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	760,220
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,984,500
5.00% 6/1/35	1,000,000	916,390
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,579,337
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,358,730
		49,361,906
Housing Revenue Bonds – 11.63%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project) 6.20% 7/1/30 (FHA) (HUD) (AMT)	300,000	300,192
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	810,090
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,075,000	2,078,901
(Olson Townhomes Project) 6.00% 12/1/19	1,180,000	1,180,460
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD)	545,000	546,308
Minneapolis-St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	658,626	626,380
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	580,753
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,104,321
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	965,000	922,463
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,054,350
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,428,090
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,327,299
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,006
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Shelby Grotto Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,578
Stillwater Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	585,503
@Washington County Housing & Redevelopment Authority Revenue Refunding
(Briar Pond Project) Series B 7.125% 8/20/34	795,000	709,768
		16,010,462
Lease Revenue Bonds – 2.88%
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	140,000	140,161
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,022,970
University of Minnesota Special Purpose Revenue (State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,800,421
		3,963,552
Local General Obligation Bonds – 12.02%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,022,280
Farmington Independent School District #192 Series B 5.00% 2/1/27 (AGM)	1,000,000	1,060,270
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,211,986
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (NATL-RE)	1,055,000	1,103,224
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (AGM)	1,000,000	1,028,190
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	552,995
Series C 5.00% 3/1/28	1,000,000	1,060,790
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,566,930
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	760,883
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,503,330
South Washington County Independent School District #833 Series A 4.75% 2/1/27	1,500,000	1,568,310
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	641,744
5.125% 12/1/24	205,000	212,938
5.25% 12/1/26	1,540,000	1,588,587
White Bear Lake Independent School District #624 (Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington & Anoka Counties School District #103) Series
B 4.75% 2/1/22	1,500,000	1,665,945
		16,548,402
§Pre-Refunded Bonds – 1.79%
Andover Economic Development Authority Public Facilities Lease Revenue
(Andover Community Center) 5.20% 2/1/34-14	1,000,000	1,087,590

Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,369,400
		2,456,990
Special Tax Revenue Bonds – 8.04%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,098,440
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,706,580
5.00% 12/15/24	1,000,000	1,094,130
Minneapolis Supported Development Revenue (Limited Tax-Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,097,320
Minneapolis Tax Increment Revenue
@(Ivory Tower Project) 5.70% 2/1/29	785,000	507,071
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	440,660
Minnesota 911 Revenue (Public Safety Radio Commission System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,110,630
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	685,344
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate Series A 5.75% 8/1/37	790,000	798,745
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,518,945
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A 5.25% 10/1/24	1,000,000	1,011,090
		11,068,955
State General Obligation Bond – 0.83%
State of Minnesota Refunding (Various Purposes) Series D 4.00% 8/1/17	1,000,000	1,139,310
		1,139,310
Transportation Revenue Bond – 1.46%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,007,600
		2,007,600
Water & Sewer Revenue Bonds – 2.76%
Minnesota Public Facilities Authority Clean Water Revenue Series B 5.00% 3/1/18	2,000,000	2,377,580
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,423,362
		3,800,942
Total Municipal Bonds (cost $136,436,332)		135,238,823

	Number
	of Shares
Short-Term Investments – 0.35%
Money Market Instrument – 0.06%
Minnesota Municipal Cash Trust	81,445	81,445
		81,445

	Principal
	Amount
¤Variable Rate Demand Note – 0.29%
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) Series B-2 0.11% 11/15/35 (LOC – JPMorgan Chase Bank)	$400,000	400,000
		400,000
Total Short-Term Investments (cost $481,445)		481,445

Total Value of Securities – 98.60%
(cost $136,917,777)		135,720,268
Receivables and Other Assets Net of Liabilities – 1.40%		1,932,732
Net Assets Applicable to 13,412,771 Shares Outstanding – 100.00%		$137,653,000

§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $2,796,176, which represented 2.03% of the Fund's net assets. See Note 3 in "Notes."
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$136,917,777
Aggregate unrealized appreciation	$3,534,057
Aggregate unrealized depreciation	(4,731,566)
Net unrealized depreciation	$(1,197,509)

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $4,326,723 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $243,334 expires in 2011, $684,248 expires in 2012, $96,079 expires in 2015, $198,826 expires in 2016, $129,724 expires in 2017, and $2,974,512 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Total
Municipal Bonds	$-	$135,238,823	$135,238,823
Short-Term Investments	81,445	400,000	481,445
Total	$81,445	$135,638,823	$135,720,268

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, the bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 15% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 97.47%
Corporate Revenue Bonds – 18.13%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental
Improvement – U.S. Steel Corp.) 6.875% 5/1/30	$1,000,000	$1,043,810
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.875% 6/1/47	1,500,000	1,028,550
6.50% 6/1/47	5,005,000	3,772,718
California State Enterprise Development Authority Revenue
(Sunpower Corp. – Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,003,230
Cass County, Texas Industrial Development Corporation Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,004,240
Chicago, Illinois O’Hare International Airport Special Facilities Revenue
(American Airlines Inc. Project) 5.50% 12/1/30	2,130,000	1,584,614
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	686,655
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	999,310
Cook County, Illinois Revenue (NaviStar International – Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,028,070
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,667,193
Delaware State Economic Development Authority Revenue Exempt Facility (Indian River Power)
5.375% 10/1/45	1,000,000	889,510
Golden State, California Tobacco Securitization Settlement Revenue Refunding
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	2,895,000	1,995,813
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,004,130
Illinois Railsplitter Tobacco Settlement Authority 6.00% 6/1/28	1,000,000	1,005,970
Indiana State Finance Authority Environmental Revenue (U.S. Steel Corp.) 6.00% 12/1/26	1,000,000	1,001,310
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	1,000,000	1,028,050
Love Field Airport Modernization Corporation, Texas Special Facilities Revenue (Southwest Airlines Co. Project)
5.25% 11/1/40	2,000,000	1,808,840
Maryland Economic Development Corporation Facilities Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,495,254
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	383,094
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	900,000	896,229
M-S-R Energy Authority, California Gas Revenue Series C 6.50% 11/1/39	1,000,000	1,086,530
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines Inc.
Project) 6.40% 9/15/23 (AMT)	1,000,000	969,010
New York City, New York Industrial Development Agency Special Facilities Revenue
•(American Airlines – JFK International Airport) 7.75% 8/1/31 (AMT)	1,000,000	1,020,990
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	786,910
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	500,000	500,645
(Second Priority – Bank of America Tower) Class 2 5.625% 7/15/47	1,000,000	1,005,690
Ohio County, Kentucky Pollution Control Revenue (Big Rivers Electric Corp. Project) Series A
6.00% 7/15/31	1,250,000	1,254,338
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	1,000,000	1,049,050
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	1,010,790
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	489,865
Pima County, Arizona Industrial Development Authority Industrial Revenue (Tucson Electric Power
Project 1983) Series A 5.25% 10/1/40	1,000,000	903,340
Salt Verde Financial Corporation, Arizona Gas Revenue Senior 5.00% 12/1/37	1,000,000	883,780
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60%
12/1/35 (AMT)	1,000,000	977,980

Tennessee Energy Acquisition Corporation Gas Revenue Series A 5.25% 9/1/26	1,000,000	956,430
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express Airport
Project) Series C 6.375% 11/15/32 (AMT)	1,000,000	940,340
		39,162,278
Education Revenue Bonds – 19.56%
Arlington, Virginia Higher Education Finance (Arlington Classics Academy) 7.65% 8/15/40	1,000,000	996,930
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	1,250,000	1,192,663
Buffalo & Erie County, New York Industrial Land Development Revenue
(Buffalo State College Foundation Housing) 5.375% 10/1/41	1,000,000	993,990
California Municipal Finance Authority (Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,022,240
California Statewide Communities Development Authority Revenue (California Baptist
University Project) Series A 5.50% 11/1/38	1,000,000	838,250
California Statewide Communities Development Authority School Facility Revenue (Aspire Public
Schools Project) 6.00% 7/1/40	1,000,000	913,190
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	910,310
Chattanooga, Tennessee Health Educational & Housing Facilities Broad Revenue (CDFI Phase I,
LLC Project) Subordinate Series B 6.00% 10/1/35	1,500,000	1,366,305
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.25% 12/1/45	1,000,000	892,230
Delaware County, Pennsylvania Industrial Development Authority Charter School Revenue
(Chester Community Charter School) Series A 6.125% 8/15/40	2,000,000	1,822,339
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside Military
Academy Project) 5.125% 3/1/37	1,850,000	1,340,455
Idaho Housing & Finance Association Nonprofit Facilities Revenue (North Star Charter School
Project) Series A 9.50% 7/1/39	1,000,000	1,098,520
Illinois Finance Authority Student Housing Revenue
(Dekalb II – Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,010,330
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation – Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	978,190
Iowa Higher Education Loan Authority Revenue (Private College Facilities) 6.00% 9/1/39	1,500,000	1,475,775
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00%
6/15/39	1,170,000	1,122,931
Maryland State Economic Development Corporation Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	937,449
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	904,750
@(Washington Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	467,485
Massachusetts Health & Educational Facilities Authority Revenue (Springfield College) 5.625% 10/15/40	1,000,000	963,110
Michigan Finance Authority Limited Obligation Revenue (Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	825,399
(University Learning) 7.50% 11/1/40	1,000,000	976,740
Michigan Finance Authority Educational Facilities Revenue
(Saint Catherine Siena) Series A 8.50% 10/1/45	1,000,000	1,065,430
Michigan Public Educational Facilities Authority Revenue (Limited-Obligation-Landmark
Academy) 7.00% 12/1/39	950,000	876,727
Minnesota Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	901,930
New Jersey Economic Development Authority Revenue (Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,394,415
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,000,000	1,124,950
Oregon State Facilities Authority Revenue
(College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	856,040
(Concordia University Project) Series A
6.125% 9/1/30	1,000,000	1,003,740
6.375% 9/1/40	500,000	503,930
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,283,685
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	969,840
•(Foundation Indiana University) Series A 0.853% 7/1/39 (XLCA)	2,400,000	1,226,088
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. – East Stroudsburg University of Pennsylvania) 5.00% 7/1/42	1,000,000	830,660
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Charter Project) Series A 5.75% 8/15/32	745,000	640,603
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	903,560
Philadelphia, Pennsylvania Redevelopment Authority Revenue (Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,169,190
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	719,580
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,008,439

Utah State Charter School Finance Authority Revenue (North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,158,743
Yonkers, New York Economic Development Corporation Educational Revenue
(Charter School Educational Excellence) 6.25% 10/15/40	595,000	547,930
		42,235,061
Healthcare Revenue Bonds – 20.20%
Apple Valley, Minnesota Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	898,530
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 5.875% 7/1/30	1,000,000	993,710
Brevard County, Florida Healthcare Facilities Authority Health Care Facilities Authority Revenue
(Heath First Inc. Project) Series B 7.00% 4/1/39	1,000,000	1,088,350
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project)
7.125% 7/1/29	900,000	982,692
California Municipal Finance Authority Revenue (Eisenhower Medical Center)
Series A 5.75% 7/1/40	1,000,000	927,010
California Statewide Communities Development Authority Revenue (Senior Living – Southern
California) 7.25% 11/15/41	500,000	529,740
Cleveland – Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence – Geac)
Series A 6.25% 5/1/38	1,000,000	776,230
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A
5.75% 1/1/37	500,000	428,140
Cumberland County, Pennsylvania Municipal Authority Revenue (Diakon Lutheran Ministries Project)
6.375% 1/1/39	1,000,000	1,005,000
East Rochester, New York Housing Authority Revenue Refunding (Senior Living – Woodland
Village Project) 5.50% 8/1/33	1,000,000	801,780
Franklin County, Pennsylvania Industrial Development Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	1,000,000	954,270
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,005,590
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,115,813
Hawaii State Department Budget & Finance Special Purpose Senior Living Revenue
(Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,093,930
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,445,550
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,095,010
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,032,560
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	960,890
Indiana Finance Authority Hospital Revenue (King’s Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	829,260
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical
Health System) Series A 6.50% 3/1/45	1,000,000	998,510
Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series
A 6.375% 7/1/30	725,000	704,106
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View
Retirement) Series A 5.30% 12/15/26	1,000,000	877,280
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,738,708
Lucas County, Ohio Refunding & Improvement Revenue (Lutheran Homes) Series A 7.00% 11/1/45	2,000,000	2,034,259
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors
Community Hospital) 5.75% 7/1/38	1,000,000	845,880
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Meeting – Whitemarsh Continuing Care) 6.25% 2/1/35	1,500,000	1,227,000
New Jersey Health Care Facilities Financing Authority Revenue (St. Josephs Healthcare
System) 6.625% 7/1/38	860,000	865,960
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional
Medical Center) 6.25% 12/1/37	1,000,000	934,600
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage – Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,401,151
(First Mortgage – Presbyterian Homes) 5.60% 10/1/36	1,000,000	829,770
Pennsylvania Economic Development Financing Authority Health System Revenue (Albert
Einstein Healthcare) Series A 6.25% 10/15/23	1,000,000	1,050,460
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System) Series A 5.50% 7/1/30	2,000,000	1,786,980
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	505,305
South Carolina Jobs – Economic Development Authority Hospital Revenue (Palmetto Health)
5.75% 8/1/39	915,000	851,215
St. Louis Park, Minnesota Health Care Facilities Revenue (Park Nicollet Health Services)
5.75% 7/1/39	500,000	487,735

St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project) 6.00%
11/15/30	2,000,000	1,798,900
St. Johns County, Florida Industrial Development Authority Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	1,000,000	928,450
Suffolk County, New York Economic Development (Peconic Landing Southold) 6.00% 12/1/40	575,000	577,064
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister
Manor Project) 7.125% 11/1/40	1,000,000	987,190
Washington State Health Care Facilities Authority Revenue (Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,308,263
West Virginia Hospital Finance Authority (Highland Hospital Obligation Group) 9.125% 10/1/41	1,000,000	1,021,450
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	919,300
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai Medical
Center) Series A 6.00% 8/1/33	1,000,000	974,800
		43,618,391
Housing Revenue Bonds – 0.69%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects)
Series A 6.40% 8/15/45	1,585,000	1,484,749
		1,484,749
Lease Revenue Bonds – 4.29%
Capital Area Cultural Education Facilities Finance Corporation Texas Revenue (Roman Catholic
Diocese) Series B 6.125% 4/1/45	1,000,000	1,001,590
Capital Trust Agency
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	1,000,000	938,880
(Fort Lauderdale Project) 5.75% 1/1/32 (AMT)	525,000	443,294
Guam Government Department of Education Certificates of Participation
(John F. Kennedy High School) Series A 6.875% 12/1/40	2,000,000	1,922,580
Hudson, New York Yards Infrastructure Corporation Revenue Series A 5.00% 2/15/47	1,000,000	898,080
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson Landing
Project) Series A 5.50% 12/1/24	720,000	744,898
New York City, New York Industrial Development Agency Special Airport Facilities Revenue (Airis JFK I, LLC
Project) Series A 5.50% 7/1/28 (AMT)	905,000	786,309
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo – Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,047,898
Onondaga County, New York Industrial Development Authority Revenue Subordinated
(Air Cargo Project) 7.25% 1/1/32 (AMT)	500,000	457,715
Wise County, Texas (Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,026,440
		9,267,684
Local General Obligation Bonds – 1.88%
Fairfax County, Virginia Refunding & Public Improvement
Series A 5.00% 4/1/17	2,000,000	2,387,440
Series C 5.00% 10/1/18	1,380,000	1,667,633
		4,055,073
§Pre-Refunded Bonds – 0.49%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 6.30% 7/1/32-12	1,000,000	1,069,960
		1,069,960
Resource Recovery Revenue Bonds – 0.47%
Mission Economic Development, Dallas Texas Clean Energy Revenue (McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,008,210
		1,008,210
Special Tax Revenue Bonds – 16.38%
Anne Arundel County, Maryland Special Obligation
(National Business Park - North Project) 6.10% 7/1/40	1,500,000	1,418,220
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	877,650
Brooklyn Arena Local Development Corporation, New York Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	2,000,000	2,012,400
6.50% 7/15/30	1,000,000	1,032,170
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95%
12/15/12	750,000	766,650
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	1,952,900
@Farms New Kent, Virginia Community Development Authority Special Assessment Series C
5.80% 3/1/36	1,000,000	673,000
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	660,000	343,662
Lancaster, California Redevelopment Agency Tax Allocation Revenue (Combined Redevelopment Project
Areas) 6.875% 8/1/39	500,000	492,535
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	500,000	292,435
5.00% 1/1/32
5.125% 1/1/37	870,000	509,211

Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	870,000	873,854
Nampa Development Corporation, Idaho Revenue 5.90% 3/1/30	2,000,000	1,927,360
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34	965,000	878,063
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,107,930
New York City, New York Transitional Finance Authority
(Future Tax Secured – Fiscal 2011)
5.00% 2/1/18	2,000,000	2,345,280
5.00% 2/1/26	1,000,000	1,101,800
New York Local Government Assistance Corporation Subordinate Series A-5/6 5.00% 4/1/17	2,450,000	2,870,837
New York State Dormitory Authority Revenue Series A 5.00% 3/15/24	750,000	822,210
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	952,310
Palm Drive, California Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,450,000
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	41,000	42,037
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	1,855,000	1,723,388
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	730,000	595,118
Series A 5.75% 8/1/37	800,000	808,856
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,060,572
@Southwestern Illinois Development Authority Revenue (Local Government Program - Collinsville
Limited Project) 5.35% 3/1/31	500,000	370,680
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at North
Village Project) Series A
5.375% 11/1/24	1,000,000	890,360
5.50% 11/1/27	500,000	436,270
State of Hawaii 5.50% 7/1/18	2,000,000	2,421,320
Virgin Islands Public Finance Authority Revenue Matching Fund Loan Note Senior Lien Series
A 5.00% 10/1/29	930,000	869,522
Winter Garden Village at Fowler Groves Community Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	945,000	843,828
^Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	1,090,000	618,880
		35,381,308
State General Obligation Bonds – 8.80%
California State Revenue (Antic NTS) Series A-2 3.00% 6/28/11	2,000,000	2,003,740
Guam Government Series A 6.75% 11/15/29	1,565,000	1,593,123
Maryland State (State & Local Facilities Loan) Series C 5.00% 11/1/18	3,100,000	3,741,824
Pennsylvania State First Series 5.00% 10/1/17	3,000,000	3,479,070
State of Minnesota (State Trunk Highway) Series B 5.00% 8/1/21	1,000,000	1,191,270
State of New York Series A 5.25% 2/15/24	2,000,000	2,307,700
State of Oregon (State Property) Series J
5.00% 5/1/19	700,000	834,505
5.00% 5/1/23	200,000	232,390
Virginia State Series D 5.00% 6/1/19	3,000,000	3,619,470
		19,003,092
Transportation Revenue Bonds – 5.28%
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project) Series A
5.75% 6/1/35	1,000,000	974,490
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.00% 12/1/42	1,970,000	1,968,897
Regional Transportation District, Colorado Private Activity Revenue (Denver Transfers Partners) 6.00% 1/15/41	1,000,000	1,002,700
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,042,940
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,136,957
Texas Private Activity Bond Surface Transportation Corporation Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	2,500,000	2,658,550
7.50% 6/30/33	500,000	557,460
(Mobility Partners) 6.875% 12/31/39	1,960,000	2,060,195
		11,402,189
Water & Sewer Revenue Bonds – 1.30%
Guam Government Water and Waste Water System Revenue 5.625% 7/1/40	1,000,000	883,080
New York State Environmental Facilities Corporation Revenue
(State Revolving Foundation Master Financing) 5.00% 8/15/17	1,620,000	1,922,519
		2,805,599
Total Municipal Bonds (cost $215,344,645)		210,493,594

Short-Term Investments – 2.13%
¤Variable Rate Demand Notes – 2.13%
Apache County, Arizona Industrial Development Authority Revenue (Tucson Election) Series 83C
0.16% 12/15/18 (LOC – Bank of New York Mellon)	500,000	500,000
Arizona Health Facilities Authority Revenue (Catholic West Loan Program) 0.16% 7/1/35 (LOC – Citibank)	1,000,000	1,000,000
Chester County, Pennsylvania Industrial Development Authority Revenue (Archdiocese of
Philadelphia) 0.12% 7/1/31 (LOC – Wachovia Bank)	100,000	100,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation) Series
A-8 0.13% 9/1/35 (LOC – Bank of America)	200,000	200,000
Erie County, Pennsylvania Hospital Authority Revenue
(Hamot Health Foundation) 0.11% 5/15/20 (LOC – PNC Bank)	900,000	900,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) Series B-2 0.11% 11/15/35 (LOC – JPMorgan Chase Bank)	800,000	800,000
Southeastern Pennsylvania Transportation Authority Revenue 0.11% 3/1/22 (LOC – PNC Bank)	1,000,000	1,000,000
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Minnesota Public Radio Project) 0.15% 5/1/22 (LOC – JPMorgan Chase Bank)	100,000	100,000
		4,600,000
Total Short-Term Investments (cost $4,600,000)		4,600,000

Total Value of Securities – 99.60%
(cost $219,944,645)		215,093,594
Receivables and Other Assets Net of Other Liabilities – 0.40%		871,234
Net Assets Applicable to 22,878,356 Shares Outstanding – 100.00%		$215,964,828

@Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $2,837,795, which represented 1.31% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA – Insured by American Capital Access
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
LOC – Letter of Credit
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$219,944,645
Aggregate unrealized appreciation	4,081,130
Aggregate unrealized depreciation	(8,932,181)
Net unrealized depreciation	$(4,851,051)

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $2,342,205 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $631,027 expires in 2011, $980,742 expires in 2012, $355,701 expires in 2015 and $374,735 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2011:

Level 2
Municipal Bonds	$210,493,594
Short-Term Investments	4,600,000
Total	$215,093,594

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 2.65% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of May 31, 2011, the Fund Invested in municipal bonds issued by the states of New York and Pennsylvania which constituted approximately 13% and 12%, respectively, of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax- Free California Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 96.52%
Corporate Revenue Bonds – 4.95%
•California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$500,655
Chula Vista Industrial Development Revenue (San Diego Gas & Electric)
Series D 5.875% 1/1/34	1,000,000	1,060,160
Golden State Tobacco Securitization Corporate Settlement Revenue (Asset-Backed Senior Notes)
Series A-1 5.75% 6/1/47	1,000,000	689,400
M-S-R Energy Authority Gas Revenue Series A 6.50% 11/1/39	1,000,000	1,086,530
Puerto Rico Ports Authority Special Facilities Revenue (American Airlines)
Series A 6.30% 6/1/23 (AMT)	825,000	686,524
		4,023,269
Education Revenue Bonds – 7.90%
California Educational Facilities Authority Revenue
(Woodbury University) 5.00% 1/1/36	1,000,000	798,450
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/36	1,000,000	777,280
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	838,250
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	926,560
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	913,190
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	785,000	714,593
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	888,340
University of California Revenue (Multiple Purpose Projects) Series L 5.00% 5/15/19	500,000	565,710
		6,422,373
Electric Revenue Bonds – 10.33%
Anaheim Public Financing Authority Electric System District Facilities Series A
5.00% 10/1/25	800,000	855,536
California State Department of Water Resources Power Supply Revenue Series L 5.00% 5/1/21	800,000	925,840
Chino Basin Regional Financing Authority Revenue Series A 5.00% 11/1/24 (AMBAC)	845,000	892,227
Imperial Irrigation District Electric System Revenue Series A 5.25% 11/1/24	500,000	535,525
Puerto Rico Electric Power Authority Revenue Series ZZ 5.00% 7/1/17	925,000	1,008,074
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,091,390
(Windy Point/Windy Flats Project-1) 5.00% 7/1/18	760,000	881,288
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	1,210,000	1,210,364
Vernon Electric System Revenue Series A 5.125% 8/1/21	965,000	992,290
		8,392,534
Healthcare Revenue Bonds – 11.41%
Association Bay Area Governments Finance Authority for California Nonprofit Corporations
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,017,790
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	876,384
Series E 5.625% 7/1/25	1,000,000	1,045,490
Series G 5.25% 7/1/23	1,000,000	1,020,610
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,014,780
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	820,000	786,060
California Infrastructure & Economic Development Bank Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	1,001,330
California Statewide Communities Development Authority Revenue
(Kaiser Performance) Series A 5.00% 4/1/19	1,000,000	1,137,010
(Southern California Senior Living) 7.25% 11/15/41	500,000	529,740
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	842,830
		9,272,024
Housing Revenue Bonds – 7.00%
California Housing Finance Agency Revenue (Home Mortgage) Series K 5.30% 8/1/23 (AMT)	1,000,000	980,610
California Municipal Finance Authority Mobilehome Park Revenue (Caritas Projects) Series A
6.40% 8/15/45	1,000,000	936,750
California Statewide Communities Development Multifamily Housing Authority Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,000,000	838,610
•(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,020,100
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	953,400
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	958,490
		5,687,960

Lease Revenue Bonds – 7.62%
California State Public Works Board Lease Revenue (General Services) Series A 6.25% 4/1/34	1,000,000	1,045,500
Elsinore Valley Municipal Water District Certificates of Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,081,940
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B
5.00% 9/1/27 (AMBAC)	1,060,000	975,105
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series M-2
5.50% 7/1/35 (AMBAC)	700,000	746,445
San Diego Public Facilities Financing Authority Lease Revenue (Master Project) Series A
5.25% 3/1/40	1,000,000	911,080
San Mateo Joint Powers Financing Authority Lease Revenue (Capital Projects) Series A
5.25% 7/15/26	1,000,000	1,057,820
ΩSan Mateo Unified High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	800,000	373,912
		6,191,802
Local General Obligation Bonds – 7.47%
^Anaheim School District Election 2002 4.58% 8/1/25 (NATL-RE)	1,000,000	406,680
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,034,300
Cupertino Union School District Revenue Series A 5.00% 8/1/26	820,000	918,088
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (NATL-RE)	500,000	532,590
Grossmont Union High School District Election 2004 5.00% 8/1/23 (NATL-RE)	1,000,000	1,047,600
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,037,070
Sierra Joint Community College Improvement District #2 (Western Nevada) Series A
5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,098,510
		6,074,838
§Pre-Refunded Bonds – 3.27%
California Department of Water Resources (Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,351
Prerefunded 2010 (Water System) 5.00% 12/1/29-12 (NATL-RE) (FGIC)	255,000	272,677
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	65,800
Golden State Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior
Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,096,599
5.625% 6/1/33-13	1,000,000	1,099,079
Port Oakland Revenue Series L 5.375% 11/1/27-12 (NATL-RE) (FGIC) (AMT)	110,000	117,840
		2,657,346
Resource Recovery Revenue Bond – 1.24%
South Bayside Waste Management Authority Revenue (Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,004,730
		1,004,730
Special Tax Revenue Bonds – 16.14%
California State Economic Recovery Refunding Series A 5.25% 7/1/21	1,000,000	1,151,500
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects)
Un-Refunded Balance Series A 5.00% 8/1/28 (RADIAN)	940,000	819,971
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	818,730
Glendale Redevelopment Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)
5.50% 12/1/24	1,000,000	957,120
Lammersville School District Community Facilities District #2002 (Mountain House)
5.125% 9/1/35	500,000	403,640
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	492,535
@Modesto Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	757,260
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	249,861
Poway Unified School District Community Facilities District #1 Special Tax Refunding
5.00% 10/1/17 (AGM)	1,000,000	1,134,900
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate Series A
5.25% 8/1/27	1,000,000	1,019,210
ΩCapital Appreciation 6.75% 8/1/32	660,000	538,052
Riverside County Redevelopment Agency Tax Allocation Housing Series A 6.00% 10/1/39	1,000,000	943,530
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	399,005
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,864,059
San Diego Redevelopment Agency Tax Allocation Revenue (Naval Training Center) Series A
5.75% 9/1/40	1,000,000	904,070
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	715,000	668,504
		13,121,947
State & Territory General Obligation Bonds – 10.29%
California State
5.25% 11/1/40	1,000,000	1,000,320
(Antic Notes) Series A-2 3.00% 6/28/11	1,750,000	1,753,273
California State Various Purposes
5.00% 12/1/22	800,000	852,392
5.25% 3/1/30	1,000,000	1,029,250
6.00% 3/1/33	1,000,000	1,089,680
6.00% 4/1/38	515,000	549,546
Guam Government Series A 6.75% 11/15/29	1,000,000	1,017,970
Puerto Rico Commonwealth Public Improvement Series A 5.25% 7/1/15	1,000,000	1,069,950
		8,362,381
Transportation Revenue Bonds – 3.38%
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area) Series F-1
5.25% 4/1/27	800,000	866,360
Port Oakland Revenue Series L 5.375% 11/1/27 (NATL-RE) (FGIC) (AMT)	890,000	880,397

San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,000,000
		2,746,757
Water & Sewer Revenue Bonds – 5.52%
California State Department of Water Resources Systems Revenue
(Central Valley Project)
Series A 5.00% 12/1/24	1,000,000	1,102,720
Series AG 5.00% 12/1/28	815,000	884,552
Unrefunded 5.00% 12/1/29 (NATL-RE) (FGIC)	740,000	758,337
San Francisco City & County Public Utilities Commission Water Revenue Series B
5.00% 11/1/26	1,600,000	1,740,160
		4,485,769
Total Municipal Bonds (cost $79,188,104)		78,443,730

	Number of
	Shares
Short-Term Investment – 2.14%
Money Market Instrument– 2.14%
Federated California Municipal Cash Trust	1,742,680	1,742,680
Total Short-Term Investment (cost $1,742,680)		1,742,680

Total Value of Securities – 98.66%
(cost $80,930,784)		80,186,410
Receivables and Other Assets Net of Liabilities – 1.34%		1,090,030
Net Assets Applicable to 7,483,699 Shares Outstanding – 100.00%		$81,276,440

•Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $757,260, which represented 0.93% of the Fund’s net assets. See Note 3 in “Notes.”

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
BHAC – Insured by Berkshire Hathaway Assurance Company
FGIC – Insured by Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association collateral
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007–August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$80,930,784
Aggregate unrealized appreciation	$2,225,763
Aggregate unrealized depreciation	(2,970,137)
Net unrealized depreciation	$(744,374)

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $10,217 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Total
Municipal Bonds	$-	$78,443,730	$78,443,730
Short-Term Investment	1,742,680	-	1,742,680
Total	$1,742,680	$78,443,730	$80,186,410

There were no unobservable inputs to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in California. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, the bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 17.79% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 95.63%
Corporate Revenue Bonds – 6.20%
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	$2,535,000	$2,468,811
Power County Industrial Development Revenue (FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,002,480
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,476,510
Puerto Rico Ports Authority Special Facilities Revenue (American Airlines) Series A
6.30% 6/1/23 (AMT)	1,295,000	1,077,634
		8,025,435
Education Revenue Bonds – 11.11%
Boise State University Revenue
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	717,443
5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,596,405
5.00% 4/1/39	1,000,000	1,015,800
(Student Union & Housing System)
5.00% 4/1/17 (AMBAC)	500,000	524,175
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	5,000	5,134
Idaho Housing & Financing Association Nonprofit Facilities Revenue
(North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	1,098,520
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,196,376
5.00% 4/1/23 (AGM)	2,115,000	2,168,044
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	2,000,000	2,213,499
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,217,678
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,078,740
Series B 5.00% 4/1/28	1,000,000	1,046,070
Series B 5.00% 4/1/32	500,000	510,890
		14,388,774
Electric Revenue Bonds – 2.90%
Boise-Kuna Irrigation District Revenue (Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,063,560
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	193,626
Series ZZ 5.25% 7/1/26	2,500,000	2,494,725
		3,751,911
Healthcare Revenue Bonds – 4.94%
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A
6.50% 11/1/23	250,000	281,358
6.75% 11/1/37	1,250,000	1,359,888
(St. Luke's Regional Medical Center) 5.00% 7/1/35 (AGM)	2,500,000	2,526,274
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,000,000	1,099,140
Series D 4.50% 12/1/37	1,205,000	1,128,808
		6,395,468
Housing Revenue Bonds – 6.77%
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	10,000	10,020
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	20,000	20,033
Series A Class II 4.375% 7/1/32	1,000,000	930,810
Series B 6.45% 7/1/15 (AMT)	10,000	10,021
Series B Class I 5.00% 7/1/37 (AMT)	815,000	782,286
Series B Class I 5.50% 7/1/38	800,000	819,880
Series C Class II 4.95% 7/1/31	1,000,000	999,450
Series C Class III 5.35% 1/1/25 (AMT)	190,000	191,115
Series C-2 6.35% 7/1/15 (AMT)	5,000	5,010
Series D Class III 5.45% 7/1/23 (AMT)	675,000	685,307
Series E 6.35% 7/1/15 (FHA) (AMT)	15,000	15,030
Series E Class III 4.875% 1/1/26 (AMT)	130,000	128,062
Series E Class III 5.00% 1/1/28 (AMT)	795,000	802,306
Series E-1 4.85% 7/1/28 (AMT)	1,385,000	1,335,057
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	45,000	45,086
Series I-1 Class I 5.45% 1/1/39 (AMT)	1,000,000	980,650
Puerto Rico Housing Finance Authority Subordinate-Capital Fund Modernization
5.125% 12/1/27	1,000,000	1,009,920
		8,770,043
Lease Revenue Bonds – 7.38%
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	508,100
Idaho Housing & Finance Association Revenue (TDF Facilities PJ-Recovery Zone) Series A
7.00% 2/1/36	1,500,000	1,526,115

Idaho State Building Authority Revenue
Series A 5.00% 9/1/33 (XLCA)	1,000,000	1,005,160
Series A 5.00% 9/1/43 (XLCA)	5,750,000	5,768,170
Series B 5.00% 9/1/21 (NATL-RE)	750,000	757,065
		9,564,610
Local General Obligation Bonds – 21.48%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
4.50% 2/15/20	1,500,000	1,735,050
4.75% 2/15/20	1,000,000	1,080,520
5.50% 7/30/16	1,305,000	1,559,110
Ada & Canyon Counties Joint School District #3 Kuna (School Board Guaranteed
Program) 4.75% 8/15/22	600,000	633,192
Bannock County School District #25 Pocatello/Chubbuck (School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,167,920
5.00% 8/15/16	1,100,000	1,226,621
Boise City Independent School District 5.00% 8/1/24 (AGM)	1,500,000	1,640,460
Canyon County School District # 131 Nampa (School Board Guaranteed Program)
4.75% 8/15/18	500,000	535,340
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,259,200
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,945,127
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,020,177
Idaho Board Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,349,800
Series A 5.25% 9/15/26	2,000,000	2,227,320
Series C 4.00% 9/15/29	1,320,000	1,349,410
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,223,915
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,631,196
Twin Falls County School District #413 Filer (School Board Guaranteed Program) 5.25% 9/15/25	2,000,000	2,244,940
		27,829,298
§Pre-Refunded Bonds – 5.81%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,638,784
Un-Refunded 5.00% 7/30/20-12	600,000	632,328
Boise State University Revenue Refunding & Improvement (Student Union & Housing System)
5.125% 4/1/31-12 (FGIC)	1,000,000	1,041,030
5.375% 4/1/22-12 (FGIC)	705,000	734,483
Power & Cassia Counties Joint School District #381 American Falls
(School Board Guaranteed Program) 5.00% 8/1/17-11	1,155,000	1,164,263
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series D
5.25% 7/1/38-12	1,000,000	1,053,100
Puerto Rico Electric Power Authority Revenue Series NN 5.125% 7/1/29-13	105,000	114,879
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	1,000,000	1,142,030
		7,520,897
Special Tax Revenue Bonds – 13.80%
Coeur d'Alene Local Improvement District #6
Series 1997 6.10% 7/1/12	40,000	40,133
Series 1998 6.10% 7/1/14	45,000	45,124
Idaho Board Bank Authority Revenue Series B 5.00% 9/15/30 (NATL-RE)	725,000	756,922
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,492,080
Nampa Development Revenue 5.90% 3/1/30	3,000,000	2,891,040
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	826,855
Series W 5.50% 7/1/15	175,000	188,895
Puerto Rico Sales Tax Financing Revenue First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	599,194
Series A 5.00% 8/1/26	1,300,000	1,316,328
Series A 5.25% 8/1/27	3,000,000	3,057,630
Series A 5.50% 8/1/28	1,400,000	1,436,918
Series A 5.75% 8/1/37	2,660,000	2,689,446
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A
5.00% 10/1/29	1,290,000	1,206,111
5.25% 10/1/20	500,000	519,770
5.25% 10/1/24	800,000	808,872
		17,875,318
State General Obligation Bonds – 3.99%
Guam Government Series A 6.75% 11/15/29	1,410,000	1,435,338
Puerto Rico Commonwealth Government Development Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	1,000,000	1,028,230
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	1,815,000	1,699,275
5.25% 7/1/22	1,000,000	1,002,590
		5,165,433
Transportation Revenue Bonds – 8.70%
Boise Airport Revenue (Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,125,760
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,119,190
Idaho Housing & Finance Association Grant Revenue (Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,112,300
Series A 4.75% 7/15/19	1,410,000	1,602,324
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,133,653
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,618,515
Series A1 4.00% 7/15/17	500,000	551,550
		11,263,292

Water & Sewer Revenue Bonds – 2.55%
Idaho Board Bank Authority Revenue Series C 5.375% 9/15/38	1,000,000	1,056,020
Moscow Sewer Revenue 5.00% 11/1/22 (AGM)	2,175,000	2,254,344
		3,310,364
Total Municipal Bonds (cost $120,140,894)		123,860,843

	Number of
	Shares
Short-Term Investments – 2.96%
Money Market Instrument – 1.21%
Dreyfus Cash Management Fund	1,566,764	1,566,764
		1,566,764

	Principal
	Amount
¤Variable Rate Demand Note – 1.75%
Idaho State University Foundation Revenue (L.E. & Thelma Stephens Project)
0.18% 5/1/21 (LOC-Wells Fargo Bank N.A.)	$2,270,000	2,270,000
		2,270,000
Total Short-Term Investments (cost $3,836,764)		3,836,764

Total Value of Securities – 98.59%
(cost $123,977,658)		127,697,607
Receivables and Other Assets Net of Liabilities – 1.41%		1,826,672
Net Assets Applicable to 11,221,373 Shares Outstanding – 100.00%		$129,524,279

•Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by Financial Guaranty Insurance Company
FHA –Federal Housing Administration
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
VA – Veterans Administration Collateral
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007–August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$123,977,658
Aggregate unrealized appreciation	$4,431,527
Aggregate unrealized depreciation	(711,578)
Net unrealized appreciation	$3,719,949

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Total
Municipal Bonds	$-	$123,860,843	$123,860,843
Short-Term Investments	1,566,764	2,270,000	3,836,764
Total	$1,566,764	$126,130,843	$127,697,607

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Idaho. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, the bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 34.70% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond and contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 98.49%
Corporate Revenue Bonds – 6.83%
Jefferson County Industrial Development Agency Solid Waste Disposal
(International Paper) Series A 5.20% 12/1/20 (AMT)	$350,000	$343,578
Nassau County Tobacco Settlement Revenue (Asset-Backed) Series A-3 5.125% 6/1/46	600,000	372,036
•New York City Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport)	250,000	256,645
7.625% 8/1/25 (AMT)
7.75% 8/1/31 (AMT)	250,000	255,248
New York Energy Research & Development Authority Pollution Control Revenue
(Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)	500,000	500,370
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	750,000	750,967
(Second Priority-Bank of America Tower) 5.625% 7/15/47	500,000	502,844
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	246,280
TSASC Revenue (Asset-Backed) Series 1 5.125% 6/1/42	250,000	167,848
		3,395,816
Education Revenue Bonds – 26.86%
Albany Industrial Development Agency Civic Facility Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	190,868
Buffalo & Erie County Industrial Land Development
5.375% 10/1/41	500,000	496,995
6.00% 10/1/31	525,000	563,450
Dutchess County Industrial Development Agency (Marist College) Series A 5.00% 7/1/20	500,000	514,110
Hempstead Town Local Development Revenue (Molloy College Project)
5.75% 7/1/23	400,000	439,236
Madison County Capital Resource Revenue (Colgate University Project) Series A 5.00% 7/1/28	400,000	429,728
•New York City Trust for Cultural Resources Revenue (Julliard School) Series C 2.10% 4/1/36	500,000	511,935
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	340,000	364,001
(Columbia University)
5.00% 10/1/19	500,000	603,599
Series A 5.00% 7/1/23	500,000	530,345
(Cornell University) Series A
4.75% 7/1/29	100,000	104,746
5.00% 7/1/23	500,000	567,454
5.00% 7/1/34	170,000	178,106
(Manhattan Marymount) 5.00% 7/1/24	350,000	356,745
(Mt. Sinai School Medicine)
5.125% 7/1/39	500,000	497,765
Series A 5.00% 7/1/21	685,000	742,416
(New York University)
Series A 5.25% 7/1/34	500,000	521,540
•Series B 5.25% 11/15/23	250,000	261,268
(Rockefeller University) Series A 5.00% 7/1/27	250,000	271,158
(Skidmore College) Series A 5.00% 7/1/21	325,000	373,861
(St. Joseph's College) 5.25% 7/1/25	500,000	512,790
(Teachers College) 5.50% 3/1/39	250,000	258,335
(University of Rochester)
Series A 5.125% 7/1/39	250,000	253,958
ΩSeries A-2 4.375% 7/1/20	250,000	259,090
Onondaga Civic Development Revenue (Le Moyne College Project) 5.20% 7/1/29	500,000	487,960
Onondaga County Trust for Cultural Research Revenue (Syracuse University Project)
Series B 5.00% 12/1/19	350,000	399,049
St. Lawrence County Industrial Development Agency Civic Facility Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	561,505
Suffolk County Industrial Development Agency Civic Facility Revenue
(New York Institute of Technology Project) 5.00% 3/1/26	600,000	602,903
Tompkins County Industrial Development Agency Civic Facility Revenue
(Cornell University) Series A 5.00% 7/1/20	500,000	595,404
Yonkers Economic Development Education Revenue
(Charter School of Educational Excellence) Series A 6.25% 10/15/40	600,000	552,534
Yonkers Industrial Development Agency Civic Facility Revenue (Sarah Lawrence College Project)
Series A 6.00% 6/1/29	325,000	346,216
		13,349,070
Electric Revenue Bonds – 3.76%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	374,892
Series B 5.75% 4/1/33	250,000	268,458
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	182,195
Series ZZ 5.00% 7/1/17	500,000	544,904
Series ZZ 5.25% 7/1/26	500,000	498,945
		1,869,394

Healthcare Revenue Bonds – 11.95%
Albany Industrial Development Agency Civic Facility Revenue (St. Peter's Hospital Project)
Series A 5.25% 11/15/32	500,000	449,505
East Rochester Housing Authority Revenue (Senior Living-Woodland Village Project)
5.50% 8/1/33	200,000	160,356
Monroe County Industrial Development Insured Mortgage Revenue
(University Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	610,249
New York City Health & Hospital Revenue (Health System) Series A 5.00% 2/15/30	500,000	499,360
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group) 5.00% 7/1/27	400,000	399,984
(Chapel Oaks) 5.45% 7/1/26 (LOC-Allied Irish Bank)	450,000	450,513
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	508,075
Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/35	225,000	227,050
Series A-2 5.00% 7/1/26	500,000	523,490
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	611,826
(North Shore Long Island Jewish Group) Series A 5.50% 5/1/37	500,000	502,205
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	345,407
Suffolk County Economic Development Revenue (Peconic Landing at Southhold)
6.00% 12/1/40	650,000	652,333
		5,940,353
Housing Revenue Bonds – 1.42%
New York City Housing Development Multifamily Housing Revenue
Series G-1 4.875% 11/1/39 (AMT)	250,000	230,010
New York Mortgage Agency Revenue Series 44th 4.35% 10/1/24 (AMT)	500,000	476,580
		706,590
Lease Revenue Bonds – 5.98%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	265,393
Erie County Industrial Development Agency School Facility Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	540,450
New York City Industrial Development Agency Special Airport Facility Revenue
(Airis JFK I Project) Series A 5.50% 7/1/28 (AMT)	500,000	434,425
Onondaga County Industrial Development Agency Revenue (Air Cargo) 7.25% 1/1/32 (AMT)	500,000	457,715
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	213,016
5.50% 6/1/21	500,000	529,990
United Nations Development Revenue Series A 5.00% 7/1/26	500,000	528,740
		2,969,729
Local General Obligation Bonds – 5.81%
Briarcliff Manor Union Free School District Series A 5.00% 6/15/19	500,000	592,635
New York City
Series C-1 5.00% 10/1/19	500,000	564,345
Series D 5.00% 11/1/34	125,000	126,304
Series I-1 5.375% 4/1/36	500,000	521,705
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	500,000	543,630
5.00% 10/1/25 (AGM)	500,000	539,610
		2,888,229
§Pre-Refunded Bonds – 2.92%
New York Dormitory Authority Revenue (North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	548,315
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	577,653
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	186,246
Puerto Rico Electric Power Authority Revenue Series NN 5.125% 7/1/29-13	125,000	136,761
		1,448,975
Special Tax Revenue Bonds – 16.69%
Brooklyn Arena Local Development Pilot Personal Income Tax Revenue
(Barclays Center Project) 6.50% 7/15/30	500,000	516,085
Metropolitan Transportation Authority Revenue
Series A 5.00% 11/15/20	500,000	575,169
Series B 5.00% 11/15/34	500,000	509,830
Series B 5.25% 11/15/22	500,000	565,355
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 5.00% 2/1/26	250,000	275,450
Fiscal 2011 5.25% 2/1/29	500,000	552,840
Series B 5.00% 11/1/18	500,000	572,960
Series C 5.25% 11/1/25	500,000	566,020
New York City Trust for Cultural Resources Revenue
(Museum Modern Art) Series A-1 5.00% 4/1/31	250,000	260,493
5.00% 10/1/17	450,000	527,522
New York Dormitory Authority State Personal Income Tax Revenue Series C 5.00% 3/15/15	250,000	285,310
New York Dormitory Authority State Supported Debt Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	571,795
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	537,655
New York State Thruway Authority Revenue (Transportation) Series A 5.00% 3/15/30	500,000	534,240

New York State Urban Development State Personal Income Revenue
Series A-1 5.00% 12/15/22	250,000	277,400
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/15	250,000	266,893
ΩPuerto Rico Sales Tax Financing Revenue First Subordinate Series A
(Convertible Capital Appreciation) 6.75% 8/1/32	185,000	150,818
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	514,670
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan Note-Senior Lien)
Series A 5.00% 10/1/29	250,000	233,743
		8,294,248
State & Territory General Obligation Bonds – 6.97%
City of New York
Series C 5.00% 8/1/16	500,000	579,739
Series E 5.00% 8/1/28	125,000	133,449
Guam Government Series A 7.00% 11/15/39	395,000	407,727
New York State Series A
5.00% 2/15/18	380,000	445,778
5.00% 2/15/21	500,000	588,015
5.00% 3/1/38	500,000	516,585
Puerto Rico Commonwealth Government Development Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	230,000	236,493
Puerto Rico Commonwealth Public Improvement Revenue
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	520,000	553,836
		3,461,622
Transportation Revenue Bonds – 7.87%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	555,000	556,515
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	230,492
•Series B 5.00% 11/15/27	200,000	218,146
Series D 5.25% 11/15/27	500,000	522,535
Series F 5.00% 11/15/15	150,000	169,494
New York State Thruway Authority General Revenue (Bond Antics Notes) Series H
5.00% 1/1/14 (NATL-RE)	500,000	545,440
5.00% 1/1/15 (NATL-RE)	250,000	278,053
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	256,690
(JFK International Air Terminal) 6.00% 12/1/42	700,000	699,608
Triborough Bridge & Tunnel Authority Revenue
•Series B-1 5.00% 11/15/25	200,000	218,758
Series C 5.00% 11/15/24	200,000	217,182
		3,912,913
Water & Sewer Revenue Bonds – 1.43%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Series A 5.75% 6/15/40	200,000	218,528
Series FF 5.50% 6/15/40	250,000	266,963
New York State Environmental Facilities State Clean Water & Drinking Water Revolving Funds
(New York City Municipal Project) Series B 5.00% 6/15/21	200,000	223,452
		708,943
Total Municipal Bonds (cost $47,609,341)		48,945,882

Short-Term Investment – 1.21%
¤Variable Rate Demand Note – 1.21%
City of New York Series A-7 0.10% 8/1/20 (LOC-JP Morgan Chase Bank)	600,000	600,000
Total Short-Term Investment (cost $600,000)		600,000

Total Value of Securities – 99.70%
(cost $48,209,341)		49,545,882
Receivables and Other Assets Net of Other Liabilities – 0.30%		148,014
Net Assets Applicable to 4,689,900 Shares Outstanding – 100.00%		$49,693,896

•Variable rate security. The rate shown is the rate as of May, 31, 2011. Interest rates reset periodically.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007–August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$48,211,814
Aggregate unrealized appreciation	$1,824,913
Aggregate unrealized depreciation	(490,845)
Net unrealized appreciation	$1,334,068

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $23,182 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $14,929 expires in 2016 and $8,253 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

Level 2
Municipal Bonds	$48,945,882
Short-Term Investment	600,000
Total	$49,545,882

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in New York. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, the bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 7.57% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: